Equity and Redeemable Preferred Stock (Tables)	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Dividends
The following table presents dividends per share and dividends recognized for the years ended June 30, 2025, and June 30, 2024:

	Year Ended June 30, 2025	Year Ended June 30, 2024
Dividends per share	$604	$574
Dividends ($000)	123,688	117,894
Deemed dividends ($000)	6,238	5,463